DEBT (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Debt Balances, Net of Unamortized Debt Issuance Costs
The following table provides detail on our debt balances, net of unamortized debt discount and issuance costs:

($ in millions)	At Year-End 2017	At Year-End 2016
Vacation ownership notes receivable securitizations, gross(1)	$845	$738
Unamortized debt issuance costs	(10)	(9)
	835	729

Convertible notes, gross(2)	230	—
Unamortized debt discount and issuance costs	(38)	—
	192	—

Non-interest bearing note payable	64	—
Unamortized debt discount(3)	(3)	—
	61	—

Other debt, gross	—	1
Unamortized debt issuance costs	—	—
	—	1

Capital leases	7	7
	$1,095	$737
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(1)	Interest rates as of December 31, 2017 range from 2.2% to 6.3% with a weighted average interest rate of 2.5%.

(2)	The effective interest rate as of December 31, 2017 was 4.7%.

(3)	Debt discount based on imputed interest rate of 6.0%.

Scheduled Future Principal Payments for Debt
The following table shows scheduled future principal payments for our debt as of December 31, 2017:

($ in millions)	Vacation Ownership Notes Receivable Securitizations(1)	Convertible Notes	Non-Interest Bearing Note Payable	Capital Leases	Total
Debt Principal Payments Year
2018	$95	$—	$33	$—	$128
2019	92	—	31	7	130
2020	94	—	—	—	94
2021	95	—	—	—	95
2022	94	230	—	—	324
Thereafter	375	—	—	—	375
	$845	$230	$64	$7	$1,146
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(1)	The debt associated with our vacation ownership notes receivable securitizations is non-recourse to us.

Convertible Debt
The following table shows the net carrying value of the Convertible Notes:

($ in millions)	At Year-End 2017
Liability component
Principal amount	$230
Unamortized debt discount	(32)
Unamortized debt issuance costs	(6)
$192

Equity component, net of issuance costs	$33
The following table shows the total interest expense related to the Convertible Notes:

($ in millions)	2017
Contractual interest expense	$1
Amortization of debt discount	2
Amortization of debt issuance costs	—
$3